Loss Per Ordinary Share (“LPS”) (Tables)	6 Months Ended
Dec. 31, 2024
Loss Per Ordinary Share (“LPS”) [Abstract]
Schedule of Weighted Average Number of Ordinary Shares in Issue

The basic and diluted LPS of the Group is calculated based on the loss attributable to Owners (ordinary equity holders) of the Company divided by the weighted average number of ordinary shares in issue.

	Six Months Ended
	December 31, 2024	December 31, 2023 (Restated)
Loss attributable to Owners of the Company (RM)	(27,536,433)	(19,190,180)
Weighted average number of ordinary shares in issue	26,437,500	26,437,500
Basic and Diluted LPS (RM)	(1.04)	(0.73)